Interest rate risk	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Interest rate risk
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies".

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include US and UK Government Treasury notes.

Financial instruments in Level 2 include government debt securities, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

During the year ended December 31, 2023, there were no transfers between Level 1 and Level 2 or Level 2 and Level 3. During the year ended December 31, 2022, there were no transfers between Level 1 and Level 2. There was a transfer out of Level 3 into Level 2 due to increased price observability during the year ended December 31, 2022.

	December 31, 2023				December 31, 2022
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	—	—	—	—	—	236	—	236
Total equity securities	—	—	—	—	—	236	—	236

Available-for-sale investments
US government and federal agencies	715,965	847,820	—	1,563,785	838,938	873,838	—	1,712,776
Non-US governments debt securities	250,177	—	—	250,177	229,071	22,392	—	251,463
Asset-backed securities - Student loans	—	40	—	40	—	5,626	—	5,626
Residential mortgage-backed securities	—	17,127	—	17,127	—	19,000	—	19,000
Total available-for-sale	966,142	864,987	—	1,831,129	1,068,009	920,856	—	1,988,865

Other assets - Derivatives	—	2,342	—	2,342	—	6,509	—	6,509

Financial liabilities
Other liabilities - Derivatives	—	13,971	—	13,971	—	6,254	—	6,254
Level 3 Reconciliation
The Level 3 financial instrument was a federal family education loan program guaranteed student loan security and was valued using a non-binding quote from an external security pricing service. During the year ended December 31, 2022, this instrument was transferred to Level 2 due to increased price observability.

The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2023	December 31, 2022	December 31, 2021
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	—	13,174	12,945
Proceeds from sales, paydowns and maturities	—	(7,631)	—
Change in unrealized gains (losses) recognized in other comprehensive income	—	102	229
Realized and unrealized gains recognized in net income	—	(19)	—
Transfers in (out of) Level 3 out of (into) Level 2 - AFS	—	(5,626)	—
Carrying amount at end of year	—	—	13,174
Cumulative gain (loss) recognized in other comprehensive income	—	(14)	(116)

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2023			December 31, 2022
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	1,646,648	1,646,648	—	2,100,787	2,100,787	—
Securities purchased under agreements to resell	Level 2	187,274	187,274	—	59,871	59,871	—
Short-term investments	Level 1	1,038,037	1,038,037	—	884,478	884,478	—
Investments held-to-maturity	Level 2	3,461,097	2,976,709	(484,388)	3,738,080	3,197,508	(540,572)
Loans, net of allowance for credit losses	Level 2	4,745,849	4,700,532	(45,317)	5,096,430	5,049,570	(46,860)
Other real estate owned¹	Level 2	450	450	—	800	800	—

Financial liabilities
Term deposits	Level 2	3,727,794	3,732,610	(4,816)	3,107,248	3,108,511	(1,263)
Long-term debt	Level 2	98,490	96,145	2,345	172,289	177,919	(5,630)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 18: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may be subject to early prepayment, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2023	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash and cash equivalents	1,555	—	—	—	—	92	1,647
Securities purchased under agreement to resell	187	—	—	—	—	—	187
Short-term investments	665	322	51	—	—	—	1,038
Investments	174	52	156	765	4,145	—	5,292
Loans	2,378	114	330	1,548	338	38	4,746
Other assets	—	—	—	—	—	464	464
Total assets	4,959	488	537	2,313	4,483	594	13,374

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	1,004	1,004
Demand deposits	5,602	—	—	—	—	2,657	8,259
Term deposits	2,676	489	479	84	—	—	3,728
Other liabilities	—	—	—	—	—	285	285
Long-term debt	—	—	—	98	—	—	98
Total liabilities and shareholders' equity	8,278	489	479	182	—	3,946	13,374

Interest rate sensitivity gap	(3,319)	(1)	58	2,131	4,483	(3,352)	—
Cumulative interest rate sensitivity gap	(3,319)	(3,320)	(3,262)	(1,131)	3,352	—	—

December 31, 2022	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash and cash equivalents	2,008	—	—	—	—	93	2,101
Securities purchased under agreement to resell	60	—	—	—	—	—	60
Short-term investments	406	422	56	—	—	—	884
Investments	6	8	179	943	4,592	—	5,728
Loans	2,927	35	166	1,533	406	29	5,096
Other assets	—	—	—	—	—	437	437
Total assets	5,407	465	401	2,476	4,998	559	14,306

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	865	865
Demand deposits	6,819	25	—	—	—	3,040	9,884
Term deposits	2,126	457	437	87	—	—	3,107
Other liabilities	—	—	—	—	—	278	278
Long-term debt	—	75	—	97	—	—	172
Total liabilities and shareholders' equity	8,945	557	437	184	—	4,183	14,306

Interest rate sensitivity gap	(3,538)	(92)	(36)	2,292	4,998	(3,624)	—
Cumulative interest rate sensitivity gap	(3,538)	(3,630)	(3,666)	(1,374)	3,624	—	—